Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of income tax provision

	2018		2017		2016
Income taxes, current (1)	Ps.	6,448,961	Ps.	5,382,865	Ps.	6,724,071
Income taxes, deferred		(2,058,457)		(1,108,745)		(3,851,836)
	Ps.	4,390,504	Ps.	4,274,120	Ps.	2,872,235
(1)	The current income tax of Mexican companies payable in Mexico represented 91%, 93% and 93% of total current income taxes in 2018, 2017 and 2016, respectively.

Schedule of maturities of income tax payable

2019	Ps.	1,817,736
2020		1,430,048
2021		988,079
2022		606,386
2023		116,881
	Ps.	4,959,130

Schedule of principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes

	%	%	%
	2018	2017	2016
Statutory income tax rate	30	30	30
Differences between accounting and tax bases, includes tax inflation gain that is not recognized for accounting purposes	5	10	1
Asset tax	—	—	5
Tax loss carryforwards	(4)	(2)	(20)
2014 Tax Reform	2	1	19
Foreign operations	3	5	4
Disposition of investment	2	—	—
Share of income in associates and joint ventures, net	(1)	(5)	(4)
Effective income tax rate	37	39	35

Schedule of years of expiration of tax loss carryforwards

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2019	Ps.	784,137
2020		233,417
2021		294,252
2022		6,388,368
2023		744,495
Thereafter		23,935,914
	Ps.	32,380,583

Schedule of deferred income taxes

The deferred income taxes as of December 31, 2018 and 2017, were principally derived from the following temporary differences and tax loss carryforwards:

	2018		2017

Assets:
Accrued liabilities	Ps.	3,619,288	Ps.	3,388,289
Loss allowance		1,344,425		1,115,990
Customer advances		1,799,330		2,230,958
Property, plant and equipment, net		1,570,890		1,159,085
Prepaid expenses and other items		1,125,387		—
Tax loss carryforwards:
Operating		8,677,220		10,596,342
Capital		1,036,955		1,812,648

Liabilities:
Investments (1)		(4,511,674)		(3,968,176)
Derivative financial instruments		(248,547)		(355,051)
Intangible assets and transmission rights		(843,409)		(2,646,267)
Prepaid expenses and other items		—		(1,274,056)
Deferred income taxes of Mexican companies		13,569,865		12,059,762
Deferred income tax assets of certain foreign subsidiaries		221,392		257,769
Deferred income tax assets, net	Ps.	13,791,257	Ps.	12,317,531
(1)	Net of the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.00 and Ps.3,149,130 in 2018 and 2017, respectively.

The gross rollforward of deferred income tax assets, net, is as follows:

	2018		2017
At January 1	Ps.	12,317,531	Ps.	12,380,445
Statement of income credit		2,058,457		1,108,745
Other comprehensive income and equity credit (charge)		336,689		(1,080,344)
Charged to retained earnings in connection with the adoption of new IFRS Standards		(921,420)		—
Loss on disposition of a Publishing business		—		(91,315)
At December 31	Ps.	13,791,257	Ps.	12,317,531

The rollforward of deferred income tax assets and liabilities for the year 2018, was as follows:

			Credit (Charge) to		Credit (Charge) to
			Consolidated		Other
	At January 1,		Statement of		Comprehensive		At December 31,
	2018		Income		Income and Equity		2018
Assets:
Accrued liabilities	Ps.	3,388,289	Ps.	230,999	Ps.	—	Ps.	3,619,288
Loss allowance		1,115,990		149,305		79,130		1,344,425
Customer advances		2,230,958		(431,628)		—		1,799,330
Property, plant and equipment, net		1,159,085		411,805		—		1,570,890
Prepaid expenses and other items		—		1,785,820		(660,433)		1,125,387
Tax loss carryforwards		12,408,990		(2,694,815)		—		9,714,175
Deferred income tax assets of foreign subsidiaries		257,769		73,117		(109,494)		221,392

Liabilities:
Investments		(3,968,176)		(701,924)		158,426		(4,511,674)
Derivative financial instruments		(355,051)		158,864		(52,360)		(248,547)
Intangible assets and transmission rights		(2,646,267)		1,802,858		—		(843,409)
Prepaid expenses and other items		(1,274,056)		1,274,056		—		—
Deferred income tax assets, net	Ps.	12,317,531	Ps.	2,058,457	Ps.	(584,731)	Ps.	13,791,257

The rollforward of deferred income tax assets and liabilities for the year 2017, was as follows:

			Credit (Charge) to		Credit (Charge) to
			Consolidated		Other
	At January 1,		Statement of		Comprehensive		At December 31,
	2017		Income		Income and Equity		2017
Assets:
Accrued liabilities	Ps.	3,208,863	Ps.	179,426	Ps.	—	Ps.	3,388,289
Loss allowance		1,160,708		(44,718)		—		1,115,990
Customer advances		2,761,196		(530,238)		—		2,230,958
Property, plant and equipment, net		—		1,159,085		—		1,159,085
Tax loss carryforwards		13,829,616		(628,278)		(792,348)		12,408,990
Deferred income tax assets of foreign subsidiaries		279,683		(21,914)		—		257,769

Liabilities:
Investments		(4,471,232)		721,525		(218,469)		(3,968,176)
Property, plant and equipment, net		(305,654)		305,654		—		—
Derivative financial instruments		—		(355,051)		—		(355,051)
Intangible assets and transmission rights		(2,898,572)		252,305		—		(2,646,267)
Prepaid expenses and other items		(1,184,163)		(20,366)		(69,527)		(1,274,056)
Deferred income tax assets, net	Ps.	12,380,445	Ps.	1,017,430	Ps.	(1,080,344)	Ps.	12,317,531

The tax (charge) credit relating to components of other comprehensive income is as follows:

	2018
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations (1)	Ps.	(97,086)	Ps.	230,623	Ps.	133,537
Exchange differences on translating foreign operations		(859,032)		(587)		(859,619)
Derivative financial instruments cash flow hedges		174,532		(52,359)		122,173
Warrants exercisable for common stock of UHI		(1,347,698)		404,309		(943,389)
Open Ended Fund		215,957		(64,787)		151,170
Other equity instruments		603,766		(181,130)		422,636
Other financial assets		(111)		33		(78)
Share of loss of associates and joint ventures		(47,313)		—		(47,313)
Other comprehensive loss	Ps.	(1,356,985)	Ps.	336,102	Ps.	(1,020,883)
Current tax			Ps.	(587)
Deferred tax				336,689
			Ps.	336,102

(1)	During 2018, the Group recognized a deferred income tax benefit o f Ps.201,497 related to remeasurement of post-employment benefit obligations of prior year.

	2017
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(283,106)	Ps.	—	Ps.	(283,106)
Exchange differences on translating foreign operations		334,097		(78,040)		256,057
Derivative financial instruments cash flow hedges		231,758		(69,527)		162,231
Warrants exercisable for common stock of UHI		(280,447)		84,134		(196,313)
Open Ended Fund		1,008,675		(302,603)		706,072
Share of loss of associates and joint ventures		(60,340)		—		(60,340)
Other comprehensive income	Ps.	950,637	Ps.	(366,036)	Ps.	584,601
Current tax			Ps.	(78,040)
Deferred tax				(287,996)
			Ps.	(366,036)

	2016
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(255,713)	Ps.	—	Ps.	(255,713)
Exchange differences on translating foreign operations		767,165		356,829		1,123,994
Derivative financial instruments cash flow hedges		789,208		(236,763)		552,445
Warrants exercisable for common stock of UHI		(3,635,399)		1,090,620		(2,544,779)
Open Ended Fund		(32,379)		9,714		(22,665)
Share of loss of associates and joint ventures		(42,832)		—		(42,832)
Other comprehensive loss	Ps.	(2,409,950)	Ps.	1,220,400	Ps.	(1,189,550)
Current tax			Ps.	356,829
Deferred tax				863,571
			Ps.	1,220,400

2014 Tax Reform
Income Taxes
Schedule of effects of income tax payable

	2018		2017
Tax losses of subsidiaries, net	Ps.	4,959,130	Ps.	6,582,543
Less: Current portion (a)		1,817,736		1,851,923
Non-current portion (b)	Ps.	3,141,394	Ps.	4,730,620
(a)	Accounted for as current income taxes payable in the consolidated statement of financial position as of December 31, 2018 and 2017.
(b)	Accounted for as non-current income taxes payable in the consolidated statement of financial position as of December 31, 2018 and 2017.